CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank balances	$ 226,388	$ 137,043
Time deposits	17,354	5,050
TOTAL	$ 243,742	$ 142,093	$ 307,223	$ 292,457